VARIABLE INTEREST ENTITY (VIEs) - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash	$ 40,686	$ 98,998	$ 103,100	$ 66,327
Restricted cash	136,559	146,552
Vessels and equipment, net	1,730,676	1,501,170
Total assets	2,245,338	1,956,202
Accrued liabilities	21,230	21,700
Current portion of long term-debt	121,739	124,221
Amounts due to related parties	0	9,851
Long-term debt	1,223,049	908,311
Total liabilities	1,648,823	1,354,463
Total equity	596,515	601,739	$ 570,127	$ 241,544
Total liabilities and equity	2,245,338	1,956,202
PT Golar Indonesia
Variable Interest Entity [Line Items]
Cash	14,783	17,181
Restricted cash	10,281	10,152
Vessels and equipment, net	311,751	333,152
Other assets	17,043	13,545
Total assets	353,858	374,030
Accrued liabilities	9,247	6,307
Current portion of long term-debt	14,300	14,300
Amounts due to related parties	172,979	188,323
Long-term debt	97,800	112,100
Other liabilities	158	8,693
Total liabilities	294,484	329,723
Total equity	59,374	44,307
Total liabilities and equity	$ 353,858	$ 374,030